Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Disclosure [Abstract]
Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]

11. Stock-Based Compensation

Equity Incentive Plans

The Company adopted the 2023 Equity Incentive Plan (“2023 Plan”) on November 2, 2023, which provides employees, directors, and consultants with opportunities to acquire the Company’s shares, or to receive monetary payments based on the value of such shares. Management has determined that it is in the best interests of the Company to replace the 2020 Incentive and Nonstatutory Stock Option Plan, the 2021 Incentive and Nonstatutory Stock Option Plan, and the 2021 Restricted Stock Plan, with one plan, the 2023 Plan, pursuant to which the Company will be able to grant stock option awards, stock appreciation rights, restricted stock awards, restricted stock units, and other stock-based awards. The 2023 Plan provides for up to 1,098,262 shares of common stock. Grants made under the 2023 Plan will generally vest and become exercisable at various times from the grant dates. These awards will have such vesting or other provisions as may be established by the Board of Directors at the time of each award.

Stock Option Activity

A summary of stock option activity for the nine months ended September 30, 2024 is as follows (dollars in thousands):

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2023	766,142	$3.76
Granted	-	N/A
Exercised	(11,999)	1.98
Cancelled/forfeited/expired	(148,580)	3.51
Outstanding at September 30, 2024	605,563	$4.21

Exercisable at September 30, 2024	232,233	$7.69

The aggregate intrinsic value for stock options exercised was $0.03 million during the nine months ended September 30, 2024. There were no stock options granted or exercised during the nine months ended September 30, 2023.

Restricted Stock Activity

A summary of RSA activity for the nine months ended September 30, 2024 is as follows (dollars in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2024	189,893	$2.28
Granted	86,932	2.80
Vested	(123,626)	3.23
Forfeited	-
Unvested at September 30, 2024	153,199	$1.87

The total fair value of restricted shares that vested was $0.4 million and $0.8 million during the nine months ended September 30, 2024 and 2023, respectively.

12.	Stock-Based Compensation

Equity Incentive Plans

The Company adopted the 2023 Equity Incentive Plan (“2023 Plan”) on November 2, 2023, which provides employees, directors, and consultants with opportunities to acquire the Company’s shares, or to receive monetary payments based on the value of such shares. Management has been determined that it is in the best interests of the Company to replace the 2020 Option Plan, the 2021 Option Plan, and the 2021 Restricted Stock Plan, with one plan, the 2023 Plan, pursuant to which the Company will be able to grant stock option awards, stock appreciation rights, restricted stock awards, restricted stock units, and other stock-based awards. The 2023 Plan provides for up to 1,098,262 shares of common stock. Grants made under the 2023 Plan will generally vest and become exercisable at various times from the grant dates. These awards will have such vesting or other provisions as may be established by the Board of Directors at the time of each award.

Stock Option Activity

A summary of stock option activity for the year ended December 31, 2023 is as follows (dollars in thousands):

	Shares	Weighted Average Exercise Price
Outstanding at January 1, 2023	31,963	$46.28
Granted	735,999	2.02
Exercised	-	N/A
Cancelled/forfeited/expired	(1,820)	50.39
Outstanding at December 31, 2023	766,142	3.76

Exercisable at December 31, 2023	296,812	$6.49

There were no stock option exercises during the year ended December 31, 2023. The aggregate intrinsic value for stock options exercised in the year ended December 31, 2022 was $0.04 million. The total weighted-average grant date fair value of options granted was $2.02 and $36.60 per share for the years ended December 31, 2023 and 2022, respectively.

The grant-date fair values of the Company’s stock options awards were estimated using the following assumptions:

	Year Ended December 31,
	2023	2022
Risk free interest rate	4.44%	2.70%
Expected term (years)	5.0	5.0
Expected volatility	204%	93.2%
Expected dividend yield	0%	0%

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected term of the option award. The expected term was determined using the ‘simplified method,’ in accordance with SAB Topic 14, which presumes the expected term is equal to the midpoint between the vesting date and the end of the contractual term. Expected volatility was determined based on the weighted-average of historical volatility of the Company’s common stock. The Company has never declared or paid any cash dividends and does not presently plan to pay cash dividends in the foreseeable future. As such, an expected dividend yield of zero percent was used.

Restricted Stock Activity

A summary of RSA activity for the year December 31, 2023 is as follows (dollars in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2023	52,545	$13.48
Granted	346,508	4.10
Vested	(198,090)	5.71
Forfeited	(11,070)	10.36
Unvested at December 31, 2023	189,893	$2.28

The total fair value of restricted shares that vested was $1.1 million and $1.7 million in the years ended December 31, 2023 and 2022, respectively.